Intangible Assets Other Than Goodwill - Amortization (Expense) / Income (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Favorable lease terms charter-out	$ 0	$ (1,319)	$ 0	$ (2,639)
Total	$ 0	$ (1,319)	$ 0	$ (2,639)